IMPAIRMENT OF ASSETS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	$ 55,891	$ 54,800	$ 57,697
Arauco Canada Ltd. (Flakeboard Company Ltd) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	40,726	40,676
Arauco do Brasil S.A. (Pien mill) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	14,433	13,392
Arauco North America, Inc. (Prime-Line, Inc.) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	$ 732	$ 732